Due from settlement of capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Due from settlement of capital provision assets.
At beginning of period	$ 86,311	$ 30,708	$ 48,128
Transfer of realizations from capital provision assets	426,734	455,148	540,294
Interest and other income	2,651	160	199
Proceeds from capital provision assets	(387,786)	(396,415)	(557,913)
Assets received in-kind		(3,290)
Unrealized loss	(11,330)
Foreign exchange gains/(losses)	2
At end of period	116,582	86,311	30,708
Current assets	112,832	82,561	26,958
Non-current assets	3,750	3,750	3,750
Total due from settlement of capital provision assets	$ 116,582	$ 86,311	$ 30,708